Commitments and Contingencies - Contingencies (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥) Investor	Dec. 31, 2021 USD ($) Investor
Loss Contingencies [Line Items]
Loss contingency provision due to lawsuits	¥ (282,450,000)	$ (44,322,568)
Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou") | Shanghai Jupai
Loss Contingencies [Line Items]
Number of investors filed lawsuits | Investor	73	73
Loss contingency, principal amount of investments	¥ 90,650,000
Loss contingency provision due to lawsuits	¥ 282,500,000